Income Taxes (Tables)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]
Summary of Deferred Tax Liability Not Recognized [Table Text Block]

The reconciliation of the benefit for income taxes computed at the U.S. federal statutory rate to the Company’s effective tax rate for the periods ended December 31, 2011 and October 31, 2011 is as follows:

	Period Ended December 31, 2011	Year Ended October 31, 2011
	$	$
Income tax recovery at statutory rate	13,410	12,957
Valuation allowance change	(13,410)	(12,957)

Net deferred tax asset	–	–

The Company’s net deferred income tax asset as of December 31, 2011 and 2010, after applying the corporate income tax rate in Albania of 10%, are as follows:

	December 31, 2011	December 31, 2010

Nets operating loss carry forward	$3,512	$1,980

Valuation allowance	(3,512)	(1,980)

Total	-	-